Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Expense	The components of lease expenses for the years ended December 31, 2023, 2022 and 2021 were as follows:
	Year ended December 31,
	2023	2022	2021

Operating lease	$5,566	$6,126	$5,085
Short-term lease	80	297	264

Total lease expense	$5,646	$6,423	$5,349

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities as of December 31, 2023 were as follows:

2024	$5,209
2025	4,660
2026	3,080
2027	2,844
2028	2,646
Thereafter	8,964

Total operating lease payments	$27,403

Less - imputed interest	(3,797)

Present value of future lease payments	$23,606